Income Tax (Tables)	12 Months Ended
Dec. 31, 2019
Income Tax Disclosure [Abstract]
Schedule of Components of Income Tax Expense (Benefit)

The components of income tax expense (benefit) are as follows and included on the balance sheet in assets for sale and liabilities for sale

	Year Ended December 31,
Current	2019	2018
U.S. Federal	$-	$-
U.S. State and local	8,000	13,000
Australia	1,000	9,000
Total current	9,000	22,000

	Year Ended December 31,
Deferred	2019	2018
U.S. Federal	$-	$-
U.S. State and local	-	-
Australia	4,000	(6,000)
Total deferred	4,000	(6,000)

Total income tax expense	13,000	16,000

Schedule of Deferred Tax Assets

Significant components of our deferred tax assets at December 31, 2019 and 2018 were as follows:

	December 31,
Deferred tax assets:	2019	2018
Net operating loss carryforwards – U.S.	371,000	224,000
Charitable contribution carryforward	6,000	3,000
Share-based compensation	159,000	153,000
Accrued liabilities	46,000	50,000
Gross deferred tax assets	582,000	430,000
Valuation allowance	(536,000)	(380,000)
Net deferred tax assets	46,000	50,000

Schedule of Effective Income Tax Rate Reconciliation

A reconciliation of the federal statutory tax rate and the effective tax rates for the years ended December 31, 2019 and 2018 is as follows:

	For the Year Ended
	December 31,
	2019	2018
U.S. federal statutory tax rate	21.0%	21.0%
State income taxes, net of federal benefit	(7.1)	(7.1)
Other	(11.1)	(9.1)
Change in valuation allowance	(4.6)	(7.4)
Effective tax rate	(1.8)%	(3.0)%